Annual Total Returns[BarChart] - Invesco SP Emerging Markets Low Volatility ETF - ETF	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.15%)	(4.54%)	(17.55%)	4.73%	24.53%	(5.71%)	8.26%	(2.51%)